Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	EURASIA ENERGY LTD
Entity Central Index Key	0001278465
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	25,948,368
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Cash	$ 228,439	$ 298,611
Prepaid expenses	16,156	30,875
Total current assets	244,595	329,486
Capital assets, net (Note 6)		5,001
Total assets	244,595	334,487
Accounts payable and accrued expenses	4,411	5,887
Accounts payable and accrued expenses - related party	435,776	7,786
Total current liabilities	440,187	13,673
Common stock, par value $0.001, authorized 100,000,000shares; issued and outstanding shares (2011: 25,948,368; 2010: 25,948,368)	25,948	25,948
Additional paid-in capital	6,675,080	6,665,117
Accumulated deficit	(9,066)	(9,066)
Deficit accumulated during the exploration stage	(6,887,554)	(6,361,185)
Total stockholders' equity (deficit)	(195,592)	320,814
Total liabilities and stockholders' equity (deficit)	$ 244,595	$ 334,487

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock par value	$ 0.001	$ 0.001
Common stock authorized shares	100,000,000	100,000,000
Common stock issued and outstanding shares	25,948,368	25,948,368

Statements of Operations (USD $)	12 Months Ended			73 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Income Statement [Abstract]
Revenue
Consulting		4,455	12,640	286,177
Data acquisition cost				19,300
Director and management fees - related party (Note 8)	445,000	15,000	230,000	864,583
General and administrative	44,859	58,548	95,313	624,956
General and administrative - related party (Note 8)	10,736	9,398	11,563	86,095
General and administrative - stock-based compensation (Note 7)	9,963	19,800	42,075	4,318,349
Litigation expenses		6,579	109,717	711,444
Travel	15,811	18,500	15,647	299,654
Total Expenses	526,369	132,280	516,955	7,210,558
Operating Loss	(526,369)	(132,280)	(516,955)	(7,210,558)
Other income (Note 9)		270,000		270,000
Interest income			128	53,004
Net income (loss) and comprehensive income (loss)	(526,369)	137,720	(516,827)	(6,887,554)
-basic	$ (0.02)	$ 0.01	$ (0.02)
-fully diluted	$ (0.02)	$ 0.01	$ (0.02)
-basic	25,948,368	25,943,893	24,315,035
-fully diluted	25,948,368	26,302,984	24,315,035

Shareholders Equity (USD $)	Common Stock Shares	Common Stock Amount	Additional paid-in capital	AccumulatedDeficit	Deficit Accumulated During the Exploration Stage	Total
Balance, November 28, 2005 at Nov. 27, 2005	20,065,135	20,065	204,326	(9,066)		215,325
Net loss					$ (13,598)	$ (13,598)
Balance, December 31, 2005	20,065,135	20,065	204,326	(9,066)	(13,598)	201,727
Issuance of common stock and warrants, February 2006	250,000	250	749,750			750,000
Stock-based compensation expense			3,675,633			3,675,633
Net loss					(4,099,012)	(4,099,012)
Balance, December 31, 2006	20,315,135	20,315	4,629,709	(9,066)	(4,112,610)	528,348
Common stock issued for cash, August 2007	4,000,000	4,000	596,000			600,000
Warrants issued with common stock			400,000			400,000
Stock-based compensation expense			472,009			472,009
Net loss					(1,372,674)	(1,372,674)
Balance, December 31, 2007	24,315,135	24,315	6,097,718	(9,066)	(5,485,284)	627,683
Cancellation of shares by exercise of dissent rights	(100)		(45)			(45)
Stock-based compensation expense			98,869			98,869
Net loss					(496,794)	(496,794)
Balance, December 31, 2008	24,315,035	24,315	6,196,542	(9,066)	(5,982,078)	229,713
Stock-based compensation expense			42,075			42,075
Net loss					(516,827)	(516,827)
Balance, December 31, 2009	24,315,035	24,315	6,238,617	(9,066)	(6,498,905)	(245,039)
Issuance of shares for debt settlement	1,633,333	1,633	406,700			408,333
Stock-based compensation expense			19,800			19,800
Net income					137,720	137,720
Balance, December 31, 2010	25,948,368	25,948	6,665,117	(9,066)	(6,361,185)	320,814
Stock-based compensation expense			9,963			9,963
Net loss					$ (526,369)	$ (526,369)
Balance, December 31, 2011 at Dec. 31, 2011	25,948,368	25,948	6,675,080	(9,066)	(6,887,554)	(195,592)

Statements of Cash Flows (USD $)	12 Months Ended			73 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net Income (Loss)	$ (526,369)	$ 137,720	$ (516,827)	$ (6,887,554)
General and administrative - stock-based compensation	9,963	19,800	42,075	4,318,349
Depreciation	5,001	15,308	15,308	76,540
Accounts receivable, related party				5,000
Interest receivable			29
Prepaid expenses	14,719	(28,497)	9,574	(16,156)
Accounts payable and accrued expenses	(1,476)	(51,492)	34,773	3,811
Accounts payable and accrued expenses - related party	427,990	53,102	215,007	844,109
Net cash provided by (used in) operating activities	(70,172)	145,941	(200,061)	(1,655,901)
Fixed assets addition				(76,540)
Cash used in investing activities				(76,540)
Proceeds from issuance of common stock and warrants				1,749,955
Cash provided by financing activities				1,749,955
Increase (decrease) in cash	(70,172)	145,941	(200,061)	17,514
Cash, beginning of period	298,611	152,670	352,731	210,925
Cash, end of period	228,439	298,611	152,670	228,439
Stock issued for debt settlement		$ 408,333		$ 408,333

Organization	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Organization

Note 1 - Organization

Eurasia Energy Limited ("the Company") (an exploration stage company) is engaged in oil and gas exploration.

On November 28, 2005, the Company signed a memorandum of understanding (“MOU”) with the State Oil Company of the Azerbaijan Republic ("SOCAR") which granted the Company the exclusive right to negotiate an Exploration, Rehabilitation, Development and Production Sharing Agreement ("ERDPSA") for a 600 square kilometer oil and gas block in the Republic of Azerbaijan (the “Alyat-Deniz Project”). The effective date of the MOU was December 7, 2005. The Alyat-Deniz Project is located in the shallow coastal waters of the Azerbaijan sector of the Caspian Sea approximately 70 kilometers south of the Azerbaijan capital of Baku.

Under the terms of the MOU, the Company had 12 months to negotiate and sign the ERDPSA with SOCAR. The MOU provided for termination in the event that the Company and SOCAR did not sign an agreement on the basic commercial principles and provisions of an ERDPSA on or before December 7, 2006. The termination date passed without the parties agreeing the commercial principles and the MOU terminated. The Company has completed a comprehensive study and initial development plan for the Alyat-Deniz Project which was the subject of the MOU.

On February 10, 2010, the Company entered into a participation agreement (“Participation Agreement”) with Arawak Energy Limited (“Arawak”), Arawak’s wholly owned subsidiary, Commonwealth Oil & Gas Company Limited (“Commonwealth”) and Nicholas W. Baxter (“Baxter”). The Participation Agreement brings final resolution to the litigation proceedings among the Company, Baxter, Arawak and Commonwealth which had been ongoing since 2006. Immediately upon the representatives of Commonwealth being given access to the project data on March 9, 2010, Arawak, Commonwealth, the Company and Baxter executed and delivered mutual releases and counsel for Commonwealth filed a Joint Minute in the Scottish Court of Session which disposed of the litigation among Arawak, Commonwealth, the Company and Baxter with effect on March 16, 2010.

The Participation Agreement establishes the terms upon which the parties will co-operate with each other to identify and seek to obtain a direct or indirect interest in upstream oil and gas projects. Commonwealth will reimburse the Company for 51% of certain of the Company’s agreed third party costs incurred to date.  Commonwealth is entitled to receive 51% interest in certain upstream oil and gas projects in the Republic of Azerbaijan which either Baxter or the Company identify for a period of two years from the date of the Participation Agreement. Commonwealth has agreed to provide the Company with a limited cost to carry on the Company’s 49% interest. The Company’s has been reimbursed by Commonwealth for 51% of the Company’s agreed third party costs incurred to date in connection with its attempts to obtain an upstream oil and gas project in the Azerbaijan Republic.

The Company's offices in Anguilla, B.W.I. and Aberdeenshire, Scotland are currently provided on a rent free basis.  Due to limited Company operations, any facilities expenses (other than rent) are not material and have not been recognized in these financial statements.

Going Concern Uncertainties	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Going Concern Uncertainties

Note 2 - Going Concern Uncertainties

The Company is an exploration stage company as defined by accounting principles generally accepted in the United States. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern.  However, the Company has limited operations and has sustained operating losses in recent years resulting in an accumulated deficit. In view of these matters, realization of a major portion of the assets in the accompanying balance sheets is dependent upon the continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financing requirements, and the success of its future operations.

The Company has incurred losses from operations and has an accumulated deficit of $6,887,554 from the effective date of the exploration stage (November 28, 2005) to December 31, 2011.  The Company's ability to continue as a going concern is in substantial doubt and is dependent upon obtaining additional financing and/or achieving a sustainable profitable level of operations.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company believes that the cash on hand will be able to meet its on-going costs in the next 12 months. The Company may seek additional equity as necessary and it expects to raise funds through private or public equity investment in order to support existing operations and expand the range of its business. There is no assurance that such additional funds will be available for the Company on acceptable terms, if at all.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Significant Accounting Policies

Note 3 – Significant Accounting Policies

(a)	Principles of Accounting

These financial statements are stated in U.S. Dollars and have been prepared in accordance with accounting principles generally accepted in the United States.

(b)           Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

(c)           Cash

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company occasionally has cash deposits in excess of insured limits.

(d)           Capital Assets

Capital assets are recorded at cost. Expenditures for betterments and additions are capitalized, while replacement, maintenance and repairs, which do not extend the lives of the respective assets, are charged to expense when incurred. Depreciation is computed using the straight-line method at the following rates, calculated to amortize the cost of the assets less their residual values over their estimated useful lives.

Motor vehicle	20%
Office equipment	20%

(e)           Mineral Properties and Exploration Expenses

Acquisition and exploration costs are charged to operations as incurred until such time that proven reserves are discovered.  From that time forward, the Company will capitalize all costs to the extent that future cash flow from mineral reserves equals or exceeds the costs deferred. The deferred costs will be amortized over the recoverable reserves when a property reaches commercial production. As at December 31, 2011 and 2010, the Company did not have proven reserves.

(f)           Income Taxes

Deferred income tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary, to reduce deferred income tax assets to the amount expected to be realized.

A tax position is a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities.  The amount recognized is the largest benefit that the Company believes has a greater than 50% likelihood of being realized upon settlement.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return.  Estimated interest and penalties, if any, are recorded as a component of income taxes. No liability has been recorded for uncertain tax positions, or related interest or penalties.  The 2008 tax return remains open and subject to audit.

(g)           Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing income/loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. Diluted earnings or loss per share is computed by dividing income (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) and dilutive common stock equivalents for the period.

For the years ended December 31, 2011, and 2009, all loss per share amounts in the financial statements are basic loss per share. 4,950,000 and 3,950,000 dilutive stock options for the years ended December 31, 2011 and 2009 respectively are not included in the computation of diluted loss per share because to do so would be anti-dilutive.

(h)           Legal Proceedings

The Company accrues for estimated losses from legal actions or claims, including legal expenses, when a loss is determined to be probable and the amount can be reasonably estimated. There were no accruals for estimated losses for legal actions as of December 31, 2011 and 2010.

(i)	Stock-Based Compensation

The Company accounts for stock based compensation for all stock-based awards at fair value on the date of grant and recognition of compensation over the service period for awards expected to vest. The fair value of stock options is determined using the Black-Scholes valuation model with the assumptions disclosed in the notes to financial statements.

(j)            Foreign Currency Translation

The Company maintains a U.S. Dollar bank account at a financial institution in Canada. Foreign currency transactions are translated into their functional currency, which is the U.S. Dollar, in the following manner:

At the transaction date, each asset, liability, revenue and expense is translated into the functional currency by the use of the exchange rate in effect at that date. At the period end, monetary assets and liabilities are translated into U.S. Dollars by using the exchange rate in effect at that date. Transaction gains and losses that arise from exchange rate fluctuations are included in the results of operations.

(k)           Impairment of Long-Lived Assets

Long-lived assets of the Company are reviewed for impairment when changes in circumstances indicate their carrying value has become impaired. Management considers assets to be impaired if the carrying amount of an asset exceeds the future projected cash flows from related operations (undiscounted and without interest charges).  If impairment is deemed to exist, the asset will be written down to fair value, and a loss is recorded as the difference between the carrying value and the fair value. Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value. Management has determined that there was no impairment as of December 31, 2011 and 2010.

(l)            Fair Value of Financial Instruments

The determination of fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments.  As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values. The carrying value of cash, accounts payable and accrued expenses approximates their fair value because of the short-term nature of these instruments. The Company places its cash with high credit quality financial institutions.

(m)           Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Recent Accounting Pronouncements

Note 4 - Recent Accounting Pronouncements

(a)	Recent accounting pronouncements adopted during the period:

(i)           Amendments to Certain Recognition and Disclosure Requirements

On January 1, 2011, the  Company adopted FASB issued ASC No. 2010-09, “Amendments to Certain Recognition and Disclosure Requirements”, which eliminates the requirement for SEC filers to disclose the date through which an entity has evaluated subsequent events.  The adoption of ASC No. 2010-09 did not have a material impact on the Company’s financial statements.

(ii)	Stock Compensation - Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades

On January 1, 2011, the Company adopted FASB issued ASU 2010-13, “Compensation – Stock Compensation (Topic 718) – Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades.” ASU 2010-13 provides amendments to Topic 718 to clarify that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The adoption of this standard did not have a material impact on the Company’s results of operation or financial position.

(iii)         Disclosures about Credit Quality of Financing Receivables and the Allowance for Credit Losses

On January 1, 2011, the Company adoted ASU 2010-20, “Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. ASU 2010-20 amends Topic 310 to provide greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables. The adoption of ASU 2010-20 did not have a material effect on the Company’s results from operations or financial position as it only impacts the required disclosures.

(iv)	When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts

On January 1, 2011, the Company adopted ASU 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” (“ASU 2010-28”).  The amendments in ASU 2010-28 affect all entities that have recognized goodwill and have one or more reporting units whose carrying amount for purposes of performing Step 1 of the goodwill impairment test is zero or negative. The amendments in ASU 2010-28 modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists.  In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist.  The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The adoption did not have a material effect on the financial statements.

(a)           Recent accounting pronouncements adopted during the period - Continued:

(v)           Business Combination

On January 1, 2011, the Company adopted ASU 2010-29, “Business Combinations (Topic 805)”.  ASU 2010-29 is intended to address diversity in practice regarding pro forma revenue and earnings disclosure requirements for business combinations.  ASU 2010-29 specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only.  The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.  The amendments affect any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis.  Adoption of ASU 2010-29 did not have a material effect on the Company’s financial statements.

(b)           Recent accounting pronouncements not yet implemented:

(i)           Fair Value Measurement

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”.  The amendments in this update are the result of the work of the FASB and the International Accounting Standards Board (“IASB”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements.  The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  The amendments clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy in order to increase the comparability of disclosures between reporting entities applying U.S. GAAP and those applying IFRSs.  Additionally, the amendments expand the disclosures for fair value measurements categorized within Level 3 where a reporting entity will need to include the valuation processes used and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any.  For many of the requirements, the FASB does not intend for the amendments to result in a change in the application of the requirements in ASC Topic 820.  The amendments in this update are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011.  The adoption of this update will not have a material impact on our financial position, results of operations or cash flows.

(ii)          Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”.  The amendments in this update eliminate the current option to report other comprehensive income and its components in the statements of shareholders’ equity.  Instead, an entity will be required to present either a single continuous statement of net income and other comprehensive income or in two separate, but consecutive statements.  The amendments in this update are to be applied retrospectively and are effective for interim and annual periods beginning after December 15, 2011.  The new guidance will be effective for the Company beginning January 1, 2012 and will have presentation changes only.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Earnings (Loss) per Share

Note 5 – Earnings (Loss) per Share

Basic earnings or loss per share is based on the weighted average number of shares outstanding during the period of the financial statements. Diluted earnings or loss per share are based on the weighted average number of common shares outstanding and dilutive common stock equivalents. All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value, when applicable.

For 2011 and 2009, all loss per share amounts in the financial statements are basic loss per share because the inclusion of stock options and warrants outstanding would be antidilutive.

The computation of basic and diluted earnings (loss) per share as follows for the years ended December 31:

	2011	2010	2009

Numerator - net income (loss) available to common stockholders	$(526,369)	$137,720	$(516,827)

Denominator - weighted average number of common shares outstanding	25,948,368	25,943,893	24,315,035

Dilutive common stock equivalents - stock options	—	359,091	—

Denominator - weighted average number of fully diluted common shares outstanding	25,948,368	26,302,984	24,315,035

Basic earnings (loss) per common share	$(0.02)	$0.01	$(0.02)

Diluted earnings (loss) per common share	$(0.02)	$0.01	$(0.02)

Capital Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Capital Assets

Note 6 - Capital Assets

Capital assets consist of the following at December 31, 2011 and 2010:

	2011	2010

Motor vehicle	$74,500	$74,500
Office equipment	2,040	2,040
	76,540	76,540
Less: Accumulated depreciation	(76,540)	(71,539)
	$—	$5,001

Depreciation charged to operations for the years ended December 31, 2011 and 2010 and the period from the effective date of the exploration stage to December 31, 2011, amounted to $5,001, $15,308, and $76,540, respectively.

Common Stock, Warrants and Options	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Common Stock, Warrants and Options

Note 7 - Common Stock, Warrants and Options

(a)	Common Stock

On January 1, 2010, the Company settled the payment of $408,333 in accounts payable and accrued expenses owed to management and consultants through the issuance of 1,633,333 common shares at a deemed price of $0.25 per share.

No common stock was issued during the year ended December 31, 2011.

(b)	Warrants

The Company did not have any outstanding share purchase warrants at December 31, 2011 and 2010.

During the year ended December 31, 2011, the Company did not have any share purchase warrants issued, cancelled or exercised.

(c)	Options

The Company allots 2,000,000 common shares for issuance under the 2007 Stock Option Plan. The stock options granted to any one optionee should not exceed 1,000,000 shares.

On June 1, 2011, the Board of Directors adopted the 2011 Stock Option Plan (the “2011 Plan”) which allocates 3,000,000 common shares for issuance under the 2011 Plan.

On June 1, 2011, the Company granted 2,500,000 stock options under its 2011 Plan to directors, officers, employees and consultants at $0.05 each, expiring on June 1, 2016.  The options vested immediately. The fair value of the 2,500,000 options granted was estimated at $0.0025 each, for a total of amount of $6,250, by using the Black-Scholes Option Pricing Model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 666.60%, risk-free interest rates of 1.60%, and expected lives of 5.0 years.

(c)	Options - Continued

The movement of options is summarized as follows:

		Weighted
		average
	Number of options	exercise price

Balance, December 31, 2010 and 2009	3,950,000	$0.10
Granted	2,500,000	0.05
Cancelled	(1,500,000)	0.10
Balance, December 31, 2011	4,950,000	0.07

The following table summarizes information about stock options outstanding at December 31, 2011:

		Weighted
Weighted	Number	Average	Number
Average	Outstanding at	Remaining	Exercisable at	Average
Exercise	December 31,	Contractual	December 31,	Intrinsic
Price	2011	Life (Years)	2011	Value

$0.05	2,500,000	4.42	2,500,000	$—
0.10	2,450,000	0.46	2,450,000	—
	4,950,000	2.46	4,950,000

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period ended December 31, 2011 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. Total intrinsic value of options exercised was $nil (December 31, 2010: $nil) for the year ended December 31, 2011.

(c)	Options - Continued

A summary of the Company’s unvested stock options and changes during the years ended December 31, 2011 and 2010 is as follows:

	Number of options	Fair value per share

Nonvested, December 31, 2009	660,000	0.18
Vested	(330,000)	0.18
Nonvested, December 31, 2010	330,000	0.18
Vested	(330,000)	0.18
Nonvested, December 31, 2011	—	0.18

At December 31, 2011, the fair value of the unvested options amounted to $nil. The unrecognized stock based compensation expenses in relation to the unvested options amounted to $nil.

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

Note 8 - Related Party Transactions

During the years ended December 31, 2011, the Company paid corporate and administrative service charges of $10,736 (2010: $9,398; 2009: $11,563) to a law firm of which a director of the Company is the owner.

During the years ended December 31, 2011, the Company paid/accrued director fees of $15,000 (2010: $15,000; 2009: $15,000) to a director.

During the years ended December 31, 2011, the Company accrued management fees of $430,000 (2010: $nil; 2009: $215,000) to two directors.

See also Note 7(a).

Other Income	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other Income

Note 9 – Other Income

Other income was the reimbursement received from Commonwealth for 51% of certain of the Company’s agreed third party costs incurred according to the Participation Agreement mentioned in Note 1.

Income Tax	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Tax

Note 10 – Income Tax

The Company was liable for taxes in United States until it completed its continuation from the State of Nevada, U.S.A. to Anguilla, British West Indies since December 31, 2007. There is no income tax imposed on companies by the government of Anguilla, British West Indies.

As of December 31, 2011 and 2010, the Company did not have any income for tax purposes and therefore, no tax liability or expense has been recorded in these financial statements.

For U.S. tax reporting purpose, the Company has available net operating loss carryforwards of approximately $2,579,168 for tax purposes to offset future taxable income which expires commencing 2025 through the year 2029. Pursuant to the Tax Reform Act of 1986, annual utilization of the Company’s net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period.

The deferred tax asset associated with the tax loss carryforward is approximately $450,000 (2010: $450,000). The Company has provided a full valuation allowance against the deferred tax asset. The Company has adjusted the previously stated deferred tax asset arising from U.S. net operating losses and the corresponding valuation allowance. There were no effects to net income (loss) as a result of these adjustments.

In July 2006, the FASB issued FIN No.48 “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109”. This interpretation clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements in accordance with SFAS No. 109. The interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN No.48 is effective for fiscal years beginning after December 15, 2006. The adoption of this interpretation did not have a material impact on the Company’s results of operations or financial position.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

Note 11 – Subsequent Events

On April 17, 2012, the Company issued 8,600,000 shares at a price of $0.05 each to two officers of the Company for settlement of their salaries of $430,000 for the year ended December 31, 2011.